Pay vs Performance Disclosure - USD ($)	12 Months Ended					60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Item 402(v) of Regulation S-K requires us to disclose compensation actually paid to our CEO and average compensation actually paid to our other NEOs, our cumulative TSR and the weighted cumulative TSR of our compensation peer group, our annual net income, and adjusted EBITDA, each for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021.

In this section we refer to certain non-GAAP measures that are used in our compensation decisions. Please refer to Appendix A of this Proxy Statement for information regarding these measures. Amounts included in parenthesis in the below tables indicate negative value.

Year(1)	SCT Total Compensation for CEO(2)	Compensation Actually Paid to CEO(3)	Average SCT Compensation for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(3)	Value of Initial $100 Fixed Investment Based on:		Net Income	Adjusted EBITDA(5)
					Cumulative TSR	Peer Group Cumulative TSR(4)
2025	$5,133,908	$8,669,807	$1,754,766	$2,706,556	$1,089.53	$328.46	$3,005,000	$113,582,000
2024	4,949,339	4,196,903	1,499,183	1,276,116	416.28	291.49	108,284,000	99,403,000
2023	5,110,924	6,192,374	1,683,630	1,891,382	525.58	178.44	25,784,000	106,834,000
2022	5,014,482	6,244,365	1,510,964	1,702,800	402.33	185.36	7,839,000	78,111,000
2021	4,253,926	6,787,743	1,394,934	1,892,519	330.23	121.33	103,333,000	50,050,000

Company Selected Measure Name						Adjusted EBITDA(5)
Named Executive Officers, Footnote
(1) The following table provides the name of the CEO and each NEO included in the compensation amounts above in 2025, 2024, 2023, 2022, and 2021:

	2025	2024	2023	2022	2021
Chief Executive Officer (CEO)	Brady M. Murphy	Brady M. Murphy	Brady M. Murphy	Brady M. Murphy	Brady M. Murphy
Other NEOs	Elijio V. Serrano	Elijio V. Serrano	Elijio V. Serrano	Elijio V. Serrano	Elijio V. Serrano
	Matthew J. Sanderson	Matthew J. Sanderson	Matthew J. Sanderson	Matthew J. Sanderson	Matthew J. Sanderson
	Timothy C. Moeller	Timothy C. Moeller	Timothy C. Moeller	Timothy C. Moeller	Timothy C. Moeller
	Roy E. McNiven	Roy E. McNiven	Roy E. McNiven	Richard D. O’Brien	Jacek M. Mucha

Peer Group Issuers, Footnote

Companies Included in the 2025 Compensation Peer Group(a)
Aris Water Solutions, Inc.	NPK International, Inc.
Core Laboratories N.V.	Nine Energy Service, Inc.
Forum Energy Technologies, Inc.	Oil States International, Inc.
Flotek Industries, Inc.	Ranger Energy Services, Inc.
Hawkins Inc.	Mammoth Energy Services, Inc.
Innovex International, Inc.	Select Water Solutions, Inc.
KLX Energy Services Holdings, Inc.	Expro Group Holdings N.V.

Companies Included in the 2024 Compensation Peer Group(a)
Aris Water Solutions, Inc.	Nine Energy Service, Inc.
Core Laboratories N.V.	NPK International, Inc.
Dril-Quip Inc.	Oil States International, Inc.
Forum Energy Technologies, Inc.	Ranger Energy Services, Inc.
Flotek Industries, Inc.	Mammoth Energy Services, Inc.
Hawkins Inc.	Select Water Solutions, Inc.
KLX Energy Services Holdings, Inc.	Expro Group Holdings N.V.
National Energy Services Reunited

Companies Included in the 2023 Compensation Peer Group(a)
Aris Water Solutions, Inc.	Nine Energy Service, Inc.
Core Laboratories N.V.	NPK International, Inc.
Dril-Quip Inc.	Oil States International, Inc.
Forum Energy Technologies, Inc.	Ranger Energy Services, Inc.
Flotek Industries, Inc.	Mammoth Energy Services, Inc.
Hawkins Inc.	Select Water Solutions, Inc.
KLX Energy Services Holdings, Inc.	Expro Group Holdings N.V.
National Energy Services Reunited

Companies Included in the 2022 Compensation Peer Group(a)
Core Laboratories N.V.	Expro Group Holdings N.V.
Flotek Industries, Inc.	Forum Energy Technologies, Inc.
Mammoth Energy Services, Inc.	NPK International, Inc.
National Energy Services Reunited	Nine Energy Service, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.
Precision Drilling Corporation	Ranger Energy Services, Inc.
RPC, Inc.	Select Water Solutions, Inc.
Tidewater, Inc.	U.S. Silica Holdings, Inc.
U.S. Well Services, Inc.

Companies Included in the 2021 Compensation Peer Group(a)
Archrock, Inc.	ChampionX Corporation
Exterran Corporation	Forum Energy Technologies, Inc.
Liberty Oilfield Services Inc.	NPK International, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.

Companies Included in the 2021 Compensation Peer Group(a)
Precision Drilling Corporation	RPC, Inc.
Select Water Solutions, Inc.	USA Compression Partners, LP

Changed Peer Group, Footnote

Companies Included in the 2025 Peer Group & Changes vs. 2024 Peer Group
Company	Reason for Change	Comparison of TETRA’s Cumulative TSR with that of both the Newly Selected 2025 Peer Group and the 2024 Peer Group
Aris Water Solutions, Inc.	No change.	TETRA Cumulative TSR as of 12/31/2025: $1,089.53 Cumulative TSR of Newly Selected 2025 Peer Group as of 12/31/2025: $328.46 Cumulative TSR of 2024 Peer Group as of 12/31/2025: $338.79
Core Laboratories N.V.	No change.
Dril-Quip Inc.	Removed due to acquisition in September 2024.
Expro Group Holdings N.V.	No change.
Forum Energy Technologies, Inc.	No change.
Flotek Industries, Inc.	No change.
Hawkins Inc.	No change.
Innovex International, Inc.	Added due to acquisition of Dril-Quip in September 2024.
KLX Energy Services Holdings	No change.
Mammoth Energy Services, Inc.	No change.
National Energy Services Reunited	Removed due to restatement of previously issued financials.
Nine Energy Service, Inc.	No change.
NPK International, Inc.	No change.
Oil States International, Inc.	No change.
Ranger Energy Services, Inc.	No change.
Select Water Solutions, Inc.	No change.

Companies Included in the 2024 Peer Group & Changes vs. 2023 Peer Group
Company	Reason for Change	Comparison of TETRA’s Cumulative TSR with that of both the Newly Selected 2024 Peer Group and the 2023 Peer Group
Aris Water Solutions, Inc.	No change.	n/a
Core Laboratories N.V.	No change.
Dril-Quip Inc.	No change.
Expro Group Holdings N.V.	No change.
Forum Energy Technologies, Inc.	No change.
Flotek Industries, Inc.	No change.
Hawkins Inc.	No change.
KLX Energy Services Holdings	No change.
Mammoth Energy Services, Inc.	No change.
National Energy Services Reunited	No change.
Nine Energy Service, Inc.	No change.
NPK International, Inc.	No change.
Oil States International, Inc.	No change.
Ranger Energy Services, Inc.	No change.
Select Water Solutions, Inc.	No change.

Companies Included in the 2023 Peer Group & Changes vs. 2022 Peer Group
Company	Reason for Change	Comparison of TETRA’s Cumulative TSR with that of both the Newly Selected 2023 Peer Group and the 2022 Peer Group
Aris Water Solutions, Inc.	Added based on similarity of service offerings and comparable size.	TETRA Cumulative TSR as of 12/31/2023: $525.58 Cumulative TSR of Newly Selected 2023 Peer Group as of 12/31/2023: $178.44 Cumulative TSR of 2022 Peer Group as of 12/31/2023: $166.56
Core Laboratories N.V.	No change.
Dril-Quip Inc.	Added based on similarity of service offerings and comparable size.
Expro Group Holdings N.V.	No change.
Forum Energy Technologies, Inc.	No change.
Flotek Industries, Inc.	No change.
Hawkins Inc.	Added based on similarity of service offerings and comparable size.
KLX Energy Services Holdings	Added based on similarity of service offerings and comparable size.
Mammoth Energy Services, Inc.	No change.
National Energy Services Reunited	No change.
Nine Energy Service, Inc.	No change.
NPK International, Inc.	No change.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	Removed due to lack of size comparability.
Precision Drilling Corporation	Removed due to lack of size comparability.
Ranger Energy Services, Inc.	No change.
RPC, Inc.	Removed due to lack of size comparability.
Select Water Solutions, Inc.	No change.
Tidewater, Inc.	Removed in favor of companies with more similar service offerings.
U.S. Silica Holdings, Inc.	Removed in favor of companies with more similar service offerings.
U.S. Well Services, Inc.	Removed to due acquisition in November 2022.

Companies Included in the 2022 Peer Group & Changes vs. 2021 Peer Group
Company	Reason for Change	Comparison of TETRA’s Cumulative TSR with that of both the Newly Selected 2022 Peer Group and the 2021 Peer Group
Archrock, Inc.	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).	TETRA Cumulative TSR as of 12/31/2022: $402.33 Cumulative TSR of Newly Selected 2022 Peer Group as of 12/31/2022: $185.36 Cumulative TSR of 2021 Peer Group as of 12/31/2022: $136.43
ChampionX Corporation	Removed due to lack of size comparability.
Core Laboratories N.V.	Added based on similarity of service offerings and comparable size.
Exterran Corporation	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).
Expro Group Holdings N.V.	No change.
Flotek Industries, Inc.	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
Liberty Oilfield Services Inc.	Removed in favor of companies with more similar service offerings.
Mammoth Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
National Energy Services Reunited	Added based on similarity of service offerings and comparable size.
NPK International, Inc.	No change.
Nine Energy Service, Inc.	Added based on similarity of service offerings and comparable size.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	No change.
Precision Drilling Corporation	No change.
Ranger Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Water Solutions, Inc.	No change.
Tidewater, Inc.	Added based on similarity of service offerings and comparable size.
U.S. Silica Holdings, Inc.	Added based on similarity of service offerings and comparable size.
U.S. Well Services, Inc.	Added based on similarity of service offerings and comparable size.
USA Compression Partners, LP	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).

Companies Included in the 2021 Peer Group & Changes vs. 2020 Peer Group
Company	Reason for Change	Comparison of TETRA’s Cumulative TSR with that of both the Newly Selected 2021 Peer Group and the 2020 Peer Group
Apergy Corporation	Removed due to merger with ChampionX in 2020.	TETRA Cumulative TSR as of 12/31/2021: $330.23 Cumulative TSR of Newly Selected 2021 Peer Group as of 12/31/2021: $121.33 Cumulative TSR of 2020 Peer Group as of 12/31/2021: $81.06
Archrock, Inc.	Added based on similarity of service offerings and comparable size.
ChampionX Corporation	Added based on similarity of service offerings and comparable size.
Diamond Offshore Drilling, Inc.	Removed due to April 2020 delisting.
Exterran Corporation	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
FTS International, Inc.	Removed due to lack of size comparability.
Hunting PLC	Removed due to lack of geographical comparability.
Liberty Oilfield Services Inc.	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Noble Corporation PLC	Removed due to mid-year 2020 bankruptcy.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	Added based on similarity of service offerings and comparable size.
Precision Drilling Corporation	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Water Solutions, Inc.	No change.
USA Compression Partners, LP	No change.

PEO Total Compensation Amount	$ 5,133,908	$ 4,949,339	$ 5,110,924	$ 5,014,482	$ 4,253,926
PEO Actually Paid Compensation Amount	$ 8,669,807	$ 4,196,903	$ 6,192,374	$ 6,244,365	$ 6,787,743
Adjustment To PEO Compensation, Footnote

Adjustments	2025
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2025	$(1,325,333)	$(347,900)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2025 that remain unvested as of year-end 2025, determined as of 12/31/2025	3,276,614	860,112
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to 12/31/2025	1,383,115	398,421
Increase/deduction for awards granted during prior fiscal years that vested during 2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to Vesting Date	201,503	70,435
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2025, determined as of 12/31/2024	—	(29,278)
Total Adjustments	$3,535,899	$951,790

Adjustments	2024
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2024	$(1,430,129)	$(369,452)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2024 that remain unvested as of year-end 2024, determined as of 12/31/2024	1,299,458	335,695
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to 12/31/2024	(234,225)	(70,870)
Increase/deduction for awards granted during prior fiscal years that vested during 2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to Vesting Date	(387,539)	(96,841)
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2024, determined as of 12/31/2023	—	(21,600)
Total Adjustments	$(752,435)	$(223,068)

Adjustments	2023
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2023	$(1,298,177)	$(458,096)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2023 that remain unvested as of year-end 2023, determined as of 12/31/2023	1,556,435	509,889
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to 12/31/2023	359,236	73,322
Increase/deduction for awards granted during prior fiscal years that vested during 2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to Vesting Date	463,956	94,740
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2023, determined as of 12/31/2022	—	(12,103)
Total Adjustments	$1,081,450	$207,752

Adjustments	2022
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,275,156)	$(285,344)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	1,598,565	357,714
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	256,191	58,988
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to Vesting Date	650,283	89,026
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2022, determined as of 12/31/2021	—	(28,548)
Total Adjustments	$1,229,883	$191,836

Adjustments	2021
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,975,810)	$(471,773)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	1,838,522	409,071
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	1,445,018	208,955
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to Vesting Date	1,226,087	351,332
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2021, determined as of 12/31/2020	—	—
Total Adjustments	$2,533,817	$497,585

Non-PEO NEO Average Total Compensation Amount	$ 1,754,766	$ 1,499,183	$ 1,683,630	$ 1,510,964	$ 1,394,934
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,706,556	$ 1,276,116	$ 1,891,382	$ 1,702,800	$ 1,892,519
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments	2025
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2025	$(1,325,333)	$(347,900)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2025 that remain unvested as of year-end 2025, determined as of 12/31/2025	3,276,614	860,112
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to 12/31/2025	1,383,115	398,421
Increase/deduction for awards granted during prior fiscal years that vested during 2025, determined based on change in ASC 718 Fair Value from 12/31/2024 to Vesting Date	201,503	70,435
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2025, determined as of 12/31/2024	—	(29,278)
Total Adjustments	$3,535,899	$951,790

Adjustments	2024
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2024	$(1,430,129)	$(369,452)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2024 that remain unvested as of year-end 2024, determined as of 12/31/2024	1,299,458	335,695
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to 12/31/2024	(234,225)	(70,870)
Increase/deduction for awards granted during prior fiscal years that vested during 2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to Vesting Date	(387,539)	(96,841)
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2024, determined as of 12/31/2023	—	(21,600)
Total Adjustments	$(752,435)	$(223,068)

Adjustments	2023
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2023	$(1,298,177)	$(458,096)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2023 that remain unvested as of year-end 2023, determined as of 12/31/2023	1,556,435	509,889
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to 12/31/2023	359,236	73,322
Increase/deduction for awards granted during prior fiscal years that vested during 2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to Vesting Date	463,956	94,740
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2023, determined as of 12/31/2022	—	(12,103)
Total Adjustments	$1,081,450	$207,752

Adjustments	2022
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,275,156)	$(285,344)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	1,598,565	357,714
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	256,191	58,988
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to Vesting Date	650,283	89,026
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2022, determined as of 12/31/2021	—	(28,548)
Total Adjustments	$1,229,883	$191,836

Adjustments	2021
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,975,810)	$(471,773)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	1,838,522	409,071
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	1,445,018	208,955
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to Vesting Date	1,226,087	351,332
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2021, determined as of 12/31/2020	—	—
Total Adjustments	$2,533,817	$497,585

Compensation Actually Paid vs. Total Shareholder Return						TETRA’s cumulative TSR significantly outperformed our peers in this five-year period, as illustrated by the following graph:
Compensation Actually Paid vs. Net Income	Changes in compensation actually paid to our CEO and average compensation actually paid to our other NEOs are not expected to align with changes in GAAP net income in most years, as GAAP net income includes foreign exchange losses and certain special and/or non-recurring charges that are outside the scope of our normal business operations.

Compensation Actually Paid vs. Company Selected Measure	Increases in compensation actually paid to our CEO and average compensation actually paid to our other NEOs may align directionally with changes in adjusted EBITDA in certain years, given that adjusted EBITDA is the sole metric that determines the amounts of annual cash incentive compensation earned by our NEOs. However, the values of our NEOs’ outstanding equity awards, which comprise a significant portion of our NEOs’ total compensation, are not directly influenced by adjusted EBITDA.

Tabular List, Table
The following financial performance measures represent the most important financial performance measures used to link compensation actually paid to each NEO and our company performance for 2025:

Adjusted EBITDA
RONCE (EBIT)
Revenues
Adjusted Free Cash Flow
Adjusted EBITDA Margins
RTSR

Total Shareholder Return Amount	$ 1,089.53	$ 416.28	$ 525.58	$ 402.33	$ 330.23
Peer Group Total Shareholder Return Amount	328.46	291.49	178.44	185.36	121.33
Net Income (Loss)	$ 3,005,000	$ 108,284,000	$ 25,784,000	$ 7,839,000	$ 103,333,000
Company Selected Measure Amount	113,582,000	99,403,000	106,834,000	78,111,000	50,050,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,535,899	$ (752,435)	$ 1,081,450	$ 1,229,883	$ 2,533,817
PEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table for the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,325,333)	(1,430,129)	(1,298,177)	(1,275,156)	(1,975,810)
PEO | Increase/deduction based on ASC 718 Fair Value of awards granted during current year that remain unvested as of year-end, determined as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,276,614	1,299,458	1,556,435	1,598,565	1,838,522
PEO | Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of year end, determined based on change in ASC 718 Fair Value from prior year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,383,115	(234,225)	359,236	256,191	1,445,018
PEO | Increase/deduction for awards granted during prior fiscal years that vested during current year, determined based on change in ASC 718 Fair Value from prior year-end to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,503	(387,539)	463,956	650,283	1,226,087
PEO | Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during current year, determined as of prior year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	951,790	(223,068)	207,752	191,836	497,585
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table for the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,900)	(369,452)	(458,096)	(285,344)	(471,773)
Non-PEO NEO | Increase/deduction based on ASC 718 Fair Value of awards granted during current year that remain unvested as of year-end, determined as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	860,112	335,695	509,889	357,714	409,071
Non-PEO NEO | Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of year end, determined based on change in ASC 718 Fair Value from prior year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,421	(70,870)	73,322	58,988	208,955
Non-PEO NEO | Increase/deduction for awards granted during prior fiscal years that vested during current year, determined based on change in ASC 718 Fair Value from prior year-end to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,435	(96,841)	94,740	89,026	351,332
Non-PEO NEO | Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during current year, determined as of prior year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,278)	$ (21,600)	$ (12,103)	$ (28,548)	$ 0